                                                                                                July 1, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       Dreyfus Municipal Bond Opportunity Fund

            File No. 811-4764

            CIK No. 797923

Dear Sir or Madam:

            Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended April 30, 2015.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-4296.

                                                                                                                        Sincerely,

                                                                                                                        /s/ Enrique Urueta

                                                                                                                        Enrique Urueta

                                                                                                                        Paralegal

EU/

Enclosure